Summary of significant accounting policies (Finance Receivables 90 Days or More Past Due and Accruing) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables past due over 90 days and still accruing	¥ 42,870	¥ 32,259
Retail Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables past due over 90 days and still accruing	37,709	28,438
Finance Lease Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables past due over 90 days and still accruing	¥ 5,161	¥ 3,821